UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2023 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — 24.7%
Ally Auto Receivables Trust,
Series 2022-1, Class A2,
2.670%, due 04/15/25	3,697,741	3,666,278
Canadian Pacer Auto Receivables Trust,
Series 2020-1A, Class B,
2.000%, due 07/21/25[1]	1,590,000	1,551,322
Capital One Prime Auto Receivables Trust,
Series 2021-1, Class A3,
0.770%, due 09/15/26	4,000,000	3,784,520
CarMax Auto Owner Trust,
Series 2019-2, Class B,
3.010%, due 12/16/24	1,935,000	1,915,700
Series 2021-1, Class A4,
0.530%, due 10/15/26	1,235,000	1,131,241
Series 2021-2, Class A4,
0.810%, due 12/15/26	1,500,000	1,387,306
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[1]	4,075,000	3,924,923
Series 2021-1, Class A2,
0.300%, due 06/14/27[1]	897,300	869,297
Series 2021-2, Class A2,
0.540%, due 03/14/29[1]	4,422,393	4,236,138
Chesapeake Funding II LLC,
Series 2019-2A, Class A1,
1.950%, due 09/15/31[1]	85,120	85,083
CNH Equipment Trust,
Series 2021-B, Class A3,
0.440%, due 08/17/26	1,364,000	1,300,489
Dell Equipment Finance Trust,
Series 2021-2, Class A3,
0.530%, due 12/22/26[1]	18,920,000	18,251,312
Enterprise Fleet Financing LLC,
Series 2020-1, Class A3,
1.860%, due 12/22/25[1]	3,000,000	2,933,178
Series 2020-2, Class A3,
0.650%, due 07/20/26[1]	1,240,000	1,165,353
Ford Credit Auto Lease Trust,
Series 2022-A, Class A2A,
2.780%, due 10/15/24	7,548,334	7,484,780
Ford Credit Auto Owner Trust,
Series 2019-1, Class A,
3.520%, due 07/15/30[1]	2,400,000	2,362,590
Series 2020-A, Class B,
2.050%, due 09/15/25	2,370,000	2,296,741
Series 2020-B, Class A4,
0.790%, due 11/15/25	4,580,000	4,408,070

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2023 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
GM Financial Automobile Leasing Trust,
Series 2020-3, Class C,
1.110%, due 10/21/24	3,390,000	3,362,216
Series 2021-1, Class C,
0.700%, due 02/20/25	1,300,000	1,267,769
Series 2021-3, Class A4,
0.500%, due 07/21/25	1,255,000	1,198,862
GM Financial Consumer Automobile Receivables Trust,
Series 2020-2, Class B,
2.540%, due 08/18/25	1,000,000	969,079
Series 2020-3, Class C,
1.370%, due 01/16/26	3,915,000	3,744,568
Series 2020-4, Class A4,
0.500%, due 02/17/26	2,350,000	2,209,955
Series 2021-1, Class B,
0.750%, due 05/17/27	2,125,000	1,963,802
GM Financial Floorplan Owner Revolving Trust,
Series 2019-2, Class A,
2.900%, due 04/15/26[1]	4,760,000	4,641,630
Series 2020-2, Class B,
0.960%, due 10/15/25[1]	500,000	482,762
GreatAmerica Leasing Receivables Funding LLC,
Series 2020-1, Class B,
2.000%, due 02/16/26[1]	4,880,000	4,727,001
Series 2021-2, Class A3,
0.670%, due 07/15/25[1]	1,000,000	942,257
Harley-Davidson Motorcycle Trust,
Series 2021-A, Class A4,
0.530%, due 09/15/28	597,000	561,230
Hyundai Auto Lease Securitization Trust,
Series 2020-B, Class B,
0.810%, due 10/15/24[1]	3,590,000	3,565,792
Series 2021-A, Class B,
0.610%, due 10/15/25[1]	5,426,000	5,313,489
Series 2021-B, Class B,
0.620%, due 03/16/26[1]	12,045,000	11,538,413
Series 2022-A, Class A4,
1.320%, due 12/15/25[1]	1,000,000	956,834
Hyundai Auto Receivables Trust,
Series 2020-B, Class C,
1.600%, due 12/15/26	1,440,000	1,365,079
MMAF Equipment Finance LLC,
Series 2017-B, Class A5,
2.720%, due 06/15/40[1]	17,924,326	17,476,768

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2023 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (concluded)
Nissan Auto Lease Trust,
Series 2021-A, Class A3,
0.520%, due 08/15/24	6,100,000	5,981,329
Series 2021-A, Class A4,
0.650%, due 07/15/26	7,000,000	6,736,813
Series 2022-A, Class A4,
3.870%, due 07/15/27	1,350,000	1,322,895
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class C,
1.290%, due 04/15/26[1]	900,000	866,831
Series 2021-AA, Class B,
0.710%, due 08/17/26[1]	1,250,000	1,162,245
Santander Retail Auto Lease Trust,
Series 2020-B, Class A4,
0.650%, due 12/20/24[1]	5,725,000	5,555,667
Series 2021-B, Class A3,
0.510%, due 08/20/24[1]	3,500,000	3,403,231
Series 2021-B, Class C,
1.100%, due 06/20/25[1]	500,000	473,700
Series 2021-C, Class B,
0.830%, due 03/20/26[1]	10,500,000	9,932,899
Series 2022-A, Class A3,
1.340%, due 07/21/25[1]	2,000,000	1,906,403
Series 2022-B, Class A2,
2.840%, due 05/20/25[1]	2,221,615	2,189,168
Toyota Lease Owner Trust,
Series 2021-A, Class A4,
0.500%, due 08/20/25[1]	1,000,000	972,024
Verizon Owner Trust,
Series 2020-C, Class B,
0.670%, due 04/21/25	1,000,000	959,964
Series 2020-C, Class C,
0.770%, due 04/21/25	2,190,000	2,100,740

Total asset-backed securities (cost — $174,475,176)		172,605,736

Certificates of deposit — 7.1%
Barclays Bank PLC
Secured Overnight Financing Rate + 0.620%,
4.920%, due 04/05/23[2]	15,000,000	15,000,000
Toronto-Dominion Bank
4.800%, due 03/30/23	15,000,000	15,000,000

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2023 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.500%,
4.800%, due 03/24/23[1,2]	20,000,000	20,000,000

Total Certificates of deposit (cost — $50,000,000)		50,000,000

Commercial paper — 6.6%
GM Financial Co., Inc.
4.750%, due 02/01/23	15,000,000	15,000,000
Hyundai Capital America
4.470%, due 02/01/23	15,900,000	15,900,000
Philip Morris International, Inc.
4.340%, due 02/01/23	15,000,000	15,000,000

Total commercial paper (cost — $45,900,000)		45,900,000

Corporate bonds — 61.6%
Auto manufacturers — 4.7%
Toyota Motor Credit Corp.,
Series B,
Secured Overnight Financing Rate + 0.290%,
4.548%, due 09/13/24[2]	16,000,000	15,958,352
Volkswagen Group of America Finance LLC
4.250%, due 11/13/23[1]	11,897,000	11,798,443
Secured Overnight Financing Rate + 0.950%,
5.159%, due 06/07/24[1,2]	5,000,000	4,995,385

		32,752,180

Banks — 44.3%
Bank of America Corp.
Secured Overnight Financing Rate + 1.100%,
5.403%, due 04/25/25[2]	8,000,000	8,014,933
Bank of Montreal
Secured Overnight Financing Rate + 0.265%,
4.560%, due 09/15/23[2]	5,475,000	5,468,716
Secured Overnight Financing Rate + 0.320%,
4.630%, due 07/09/24[2]	2,000,000	1,992,240
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.445%,
4.751%, due 04/15/24[2]	26,882,000	26,843,290
Banque Federative du Credit Mutuel SA
3.750%, due 07/20/23[1]	1,900,000	1,888,982
Secured Overnight Financing Rate + 0.410%,
4.481%, due 02/04/25[1,2]	10,000,000	9,862,822

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2023 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
BNP Paribas SA
3.800%, due 01/10/24[1]	10,000,000	9,877,264
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.400%,
4.685%, due 12/14/23[2]	4,577,000	4,577,017
Secured Overnight Financing Rate + 0.420%,
4.726%, due 10/18/24[2]	15,000,000	14,933,308
Cooperatieve Rabobank UA
3.875%, due 09/26/23[1]	23,000,000	22,844,750
Credit Suisse AG
1.000%, due 05/05/23	10,000,000	9,880,546
Deutsche Bank AG,
Series E,
Secured Overnight Financing Rate + 0.500%,
4.585%, due 11/08/23[2]	12,000,000	11,963,937
Federation des Caisses Desjardins du Quebec
Secured Overnight Financing Rate + 0.430%,
4.577%, due 05/21/24[1,2]	4,307,000	4,289,471
Fifth Third Bancorp
3.650%, due 01/25/24	12,000,000	11,852,758
Goldman Sachs Group, Inc.
Secured Overnight Financing Rate + 0.490%,
4.794%, due 10/21/24[2]	5,000,000	4,976,795
ING Groep NV
4.100%, due 10/02/23	12,000,000	11,924,213
JPMorgan Chase & Co.
Secured Overnight Financing Rate + 0.920%,
5.073%, due 02/24/26[2]	10,000,000	9,939,710
Lloyds Banking Group PLC
4.050%, due 08/16/23	15,000,000	14,917,741
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23	5,000,000	4,970,899
National Bank of Canada
Secured Overnight Financing Rate + 0.490%,
4.572%, due 08/06/24[2]	4,960,000	4,943,930
NatWest Group PLC
3.875%, due 09/12/23	8,000,000	7,930,534
NatWest Markets PLC
Secured Overnight Financing Rate + 0.530%,
4.631%, due 08/12/24[1,2]	7,570,000	7,505,239
Nordea Bank Abp
3.750%, due 08/30/23[1]	4,975,000	4,937,099

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2023 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (concluded)
Royal Bank of Canada
Secured Overnight Financing Rate + 0.340%,
4.650%, due 10/07/24[2]	20,000,000	19,883,313
Societe Generale SA
3.875%, due 03/28/24[1]	10,000,000	9,810,993
4.250%, due 09/14/23[1]	2,000,000	1,990,153
Sumitomo Mitsui Financial Group, Inc.
3.936%, due 10/16/23	19,000,000	18,876,206
Swedbank AB
0.600%, due 09/25/23[1]	11,475,000	11,139,471
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.350%,
4.600%, due 09/10/24[2]	15,000,000	14,936,550
Truist Bank
Secured Overnight Financing Rate + 0.200%,
4.506%, due 01/17/24[2]	7,000,000	6,981,972
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.300%,
4.427%, due 11/18/24[2]	10,000,000	9,963,898

		309,918,750

Diversified financial services — 2.1%
American Express Co.
0.750%, due 11/03/23	5,000,000	4,858,617
Capital One Financial Corp.
3.900%, due 01/29/24	10,000,000	9,889,862

		14,748,479

Electric — 5.6%
Eversource Energy,
Series T,
Secured Overnight Financing Rate + 0.250%,
4.354%, due 08/15/23[2]	7,000,000	6,985,021
National Rural Utilities Cooperative Finance Corp.,
Series D,
Secured Overnight Financing Rate + 0.330%,
4.636%, due 10/18/24[2]	15,000,000	14,823,313

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2023 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (concluded)
Electric — (concluded)
Southern Co.
2.950%, due 07/01/23	10,000,000	9,916,863
Series 2021,
Secured Overnight Financing Rate + 0.370%,
4.467%, due 05/10/23[2]	7,000,000	6,994,616

		38,719,813

Insurance — 1.4%
Metropolitan Life Global Funding I
Secured Overnight Financing Rate + 0.300%,
4.612%, due 09/27/24[1,2]	10,000,000	9,957,122

Oil & gas services — 1.4%
Schlumberger Investment SA
3.650%, due 12/01/23	10,000,000	9,884,887

Pharmaceuticals — 1.4%
AbbVie, Inc.
3.750%, due 11/14/23	10,000,000	9,915,283

Semiconductors — 0.7%
Analog Devices, Inc.
Secured Overnight Financing Rate + 0.250%,
4.561%, due 10/01/24[2]	5,000,000	4,938,875

Total corporate bonds (cost — $433,900,196)		430,835,389

Mortgage-backed securities — 1.0%
Angel Oak Mortgage Trust,
Series 2020-R1, Class A1,
0.990%, due 04/25/53[1,3]	4,678,495	4,326,443
MFA Trust,
Series 2020-NQM3, Class A1,
1.014%, due 01/26/65[1,3]	378,791	350,187
Series 2021-NQM1, Class A1,
1.153%, due 04/25/65[1,3]	1,114,674	996,031

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2023 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities — (concluded)
Verus Securitization Trust,
Series 2021-R2, Class A1,
0.918%, due 02/25/64[1,3]	1,494,099	1,326,234

Total mortgage-backed securities (cost — $7,665,324)		6,998,895

	Number of shares
Short-term investments — 0.4%
Investment companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, 4.180%[4] (cost — $2,817,113)	2,817,113	2,817,113

Total investments (cost — $714,757,809) — 101.4%		709,157,133
Liabilities in excess of other assets — (1.4)%		(9,892,607)

Net assets — 100.0%		$699,264,526

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	172,605,736	—	172,605,736
Certificates of deposit	—	50,000,000	—	50,000,000
Commercial paper	—	45,900,000	—	45,900,000
Corporate bonds	—	430,835,389	—	430,835,389
Mortgage-backed securities	—	6,998,895	—	6,998,895
Short-term investments	—	2,817,113	—	2,817,113
Total	—	709,157,133	—	709,157,133

At January 31, 2023, there were no transfers in or out of Level 3.

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2023 (unaudited)

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $249,382,399, represented 35.7% of the Fund’s net assets at period end.

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
3

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

4	Rates shown reflect yield at January 31, 2023.

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Semi annual report to shareholders dated October 31, 2022.